Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
441,943	Voya Emerging Markets Index Portfolio - Class I	$ 5,135,377	5.1
1,819,893	Voya Global Bond Fund - Class R6	17,743,955	17.5
2,061,579	Voya GNMA Income Fund - Class R6	17,647,114	17.4
1,865,548	Voya High Yield Portfolio - Class I	17,815,986	17.6
197,460	Voya Index Plus LargeCap Portfolio - Class I	5,128,038	5.0
531,028	Voya International Index Portfolio - Class I	5,081,939	5.0
334,273	Voya MidCap Opportunities Portfolio - Class I	5,141,114	5.1
361,546	Voya Small Company Portfolio - Class I	5,126,722	5.0
1,555,778	Voya U.S. Bond Index Portfolio - Class I	17,626,968	17.4
546,163	VY® Clarion Global Real Estate Portfolio - Class I	5,106,623	5.0

	Total Mutual Funds
	(Cost $95,706,643)	101,553,836	100.1

	Liabilities in Excess of Other Assets	(58,407)	(0.1)
	Net Assets	$ 101,495,429	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Mutual Funds	$101,553,836	$–	$–	$101,553,836
Total Investments, at fair value	$101,553,836	$–	$–	$101,553,836

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$10,939,364	$5,849,263	$(11,107,446)	$(545,804)	$5,135,377	$379,467	$1,266,000	$-
Voya Global Bond Fund - Class R6	9,969,103	17,254,800	(9,970,483)	490,535	17,743,955	525,443	(764,722)	-
Voya GNMA Income Fund - Class I	9,943,567	18,036,468	(27,991,211)	11,176	-	239,410	127,884	-
Voya GNMA Income Fund - Class R6	-	18,256,439	(608,431)	(894)	17,647,114	75,091	6,209	-
Voya High Yield Portfolio - Class I	10,137,183	17,249,597	(9,398,355)	(172,439)	17,815,986	615,305	(998,617)	-
Voya Index Plus LargeCap Portfolio - Class I	10,729,830	6,313,001	(11,324,738)	(590,055)	5,128,038	167,985	864,579	944,805
Voya International Index Portfolio - Class I	10,624,045	5,724,522	(10,670,767)	(595,861)	5,081,939	297,960	924,263	-
Voya MidCap Opportunities Portfolio - Class I	10,544,892	5,598,963	(11,527,222)	524,481	5,141,114	6,255	1,238,705	580,136
Voya Small Company Portfolio - Class I	10,707,882	6,194,309	(14,035,525)	2,260,056	5,126,722	65,445	(1,793,402)	195,379
Voya U.S. Bond Index Portfolio - Class I	9,903,706	17,990,770	(10,279,337)	11,829	17,626,968	293,937	531,276	50,035
VY® Clarion Global Real Estate Portfolio - Class I	10,134,388	6,228,067	(10,435,733)	(820,099)	5,106,623	324,764	255,432	452,706
	$103,633,960	$124,696,199	$(127,349,248)	$572,925	$101,553,836	$2,991,062	$1,657,608	$2,223,061

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $98,102,942.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,891,395
Gross Unrealized Depreciation	(2,440,501)
Net Unrealized Appreciation	$3,450,894